Right-of-use assets and lease liabilities Right-of-use assets operating lease per category (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Right-of-use assets operating lease category [Line Items]
Right-of-Use Assets, Non-Current	€ 137.6	€ 113.7	[1]
Properties [Member]
Right-of-use assets operating lease category [Line Items]
Right-of-Use Assets, Non-Current	105.1	81.7
Cars [Member]
Right-of-use assets operating lease category [Line Items]
Right-of-Use Assets, Non-Current	11.9	10.1
Warehouses [Member]
Right-of-use assets operating lease category [Line Items]
Right-of-Use Assets, Non-Current	14.5	16.7
Other [Member]
Right-of-use assets operating lease category [Line Items]
Right-of-Use Assets, Non-Current	€ 6.1	€ 5.2

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.